Accounts receivable, net - Summary of Accounts Receivable, Net (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Finance Receivable Transferred To Held For Sale [Line Items]
Accounts receivable, gross		123,332	47,022
Less: allowance for doubtful receivables		(5,716)		(387)	(100)
Accounts receivable, net	$ 18,879	117,616	47,022